Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

1.	In January 2026, the Company completed the issuance of 83,338 shares of common stock, $0.0001 par value per share, to the 2025 Investors, pursuant to the Securities Purchase Agreements described in Note 9B. Aggregate gross proceeds of $275 under these Securities Purchase Agreements had been received in 2026.

2.	On March 10, 2026, we entered into an additional warrant amendment agreement with the Investors pursuant to which we extended the term of the Warrants, to expire on May 1, 2031.

3.	On March 10, 2026, the board of directors of the Company approved the issuance of 140,000 options for employees, directors and consultants pursuant to the 2021 Plan and in addition an increase in the number of shares of common stock available under the 2021 Plan from 360,000 to 480,000.

4.	On March 9, 2026, Sagiv Aharon resigned from the Board of the Directors of the Company. On March 10, 2026 the Company’s Board of directors approved a consulting agreement with Mr. Sagiv according to which effective as for the same date he will join the Company’s Advisory Board and be entitled for a monthly fee of $5.